Loss per Share - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator :
Net loss	¥ (199,785)	$ (31,351)	¥ (304,147)	¥ (451,760)
Numerator for basic and diluted net loss per share	¥ (199,785)	$ (31,351)	¥ (304,147)	¥ (451,760)
Denominator :
Weighted average number of ordinary shares	423,661,496	423,661,496	423,096,353	420,575,827
Denominator for basic net loss per share	423,661,496	423,661,496	423,096,353	420,575,827
Denominator for diluted net loss per share	423,661,496	423,661,496	423,096,353	420,575,827
Net loss per ordinary share:
Basic | (per share)	¥ (0.47)	$ (0.07)	¥ (0.72)	¥ (1.07)
Diluted | (per share)	¥ (0.47)	$ (0.07)	¥ (0.72)	¥ (1.07)
Share options
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share	35,400,672	35,400,672	28,873,176	28,081,052